Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
(1)	Amount due from related parties-current

	As of December 31,
	2018	2019
	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (ii)	—	4,382

Total	—	4,382

(ii)	The amount of RMB4,382 as of December 31, 2019 represented the uncollected amounts for the mobile marketing services provided to Hunan Qindao Network Media Technology Co., Ltd.

(2)	Amount due to related parties - current

	As of December 31,
	2018	2019
	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (iii)	43,178	29,596
Amount due to ordinary shareholders (iv)	39,704	—
Others	66	10

Total	82,948	29,606

(iii)	The amount of RMB43,178 and RMB29,596 as of December 31, 2018 and 2019 primarily represented the unpaid revenue sharing of live video service to Hunan Qindao Network Media Technology Co., Ltd.

(iv)	The amount of RMB39,704 as of December 31, 2018 primarily included the unpaid repurchase amount by the Group to its ordinary shareholders , which was fully paid in the year ended December 31, 2019.

(3)	Sales to related parties

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (v)	—	—	5,449
Hangzhou Yihong Advertisement Co., Ltd. (v)	17,659	—	—
Hangzhou Alimama Technology Co., Ltd. (v)	2,309	—	—
Guangzhou Aijiuyou Informational Technology Co., Ltd. (vi)	1,242	—	—
Zhejiang Tmall Technology Co., Ltd. (v)	500	—	—
Others	12	—	—

Total	21,722	—	5,449

(v)	The sales to related parties represented mobile marketing services provided.

(vi)	The sales to related parties represented mobile game revenue generated through those game operating companies.

(4)	Purchase from related parties

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (vii)	139,406	429,345	497,789
Beijing Shiyue Haofeng Media Co., Ltd. (vii)	—	2,005	2,070
Alibaba Cloud Computing Ltd. (viii)	74,705	—	—
Hunan Qindao Cultural Spread Ltd. (vii)	61,676	—	—
Taobao (China) Software Co., Ltd.	2,283	—	—
Guangzhou Jianyue Information Technology Co., Ltd.	803	—	—

Total	278,873	431,350	499,859

(vii)	The purchases from Hunan Qindao Network Media Technology Co., Ltd., Beijing Shiyue Haofeng Media Co., Ltd. and Hunan Qindao Cultural Spread Ltd. mainly represent the Revenue Sharing.

(viii)	The purchase from Alibaba Cloud Computing Ltd. is mainly related to its cloud computing services.